Notes to the cash flow statements - Assets and liabilities over which control ceased (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2020
Assets:
Cash and balances with central banks	$ 20,059		$ 30,129
Trading securities and other financial assets measured at FVIS	31,781	$ 23,132	40,667
Property and equipment	1,155		3,910
Deferred tax assets	2,048	1,180	3,064
Intangible assets	11,953		11,497
Other financial assets	807		808
Total assets	906,626		911,946
Liabilities:
Provisions	3,169		5,287
Other liabilities	2,238		5,359
Total liabilities	841,119		843,872
Total equity attributable to owners of WBC	65,454		68,023
Assets and liabilities over which control ceased
Assets:
Cash and balances with central banks	3	10
Trading securities and other financial assets measured at FVIS	3
Property and equipment		2
Deferred tax assets		4
Intangible assets		15
Other financial assets	3	5
Total assets	9	36
Liabilities:
Provisions		2
Other liabilities		3
Total liabilities		5
Total equity attributable to owners of WBC	9	31
Cash proceeds (net of transaction costs)	2	19
Total consideration	2	19
Reserves recycled to income statement	10	3
Gain/(loss) on disposal	3	(9)
Reconciliation of cash proceeds from disposal
Cash proceeds received (net of transaction costs)	2	19
Less: Cash deconsolidated	(3)	(10)
Cash consideration (paid)/received (net of transaction costs and cash held)	(1)	9
Parent Entity
Assets:
Cash and balances with central banks	17,692		25,436
Trading securities and other financial assets measured at FVIS	29,565		38,030
Property and equipment	948		3,447
Deferred tax assets	1,925	$ 1,102	2,497
Intangible assets	9,687		9,630
Other financial assets	420		421
Total assets	949,739		992,802
Liabilities:
Provisions	2,980		4,983
Other liabilities	1,064		3,770
Total liabilities	892,901		933,054
Total equity attributable to owners of WBC	$ 56,838		$ 59,748